DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2016	Jun. 30, 2015
Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility		175.00%	408.00%
Expected remaining term		3 months 29 days
Risk-free interest rate		0.45%	0.64%
Expected dividend yield	0.00%	0.00%	0.00%
Convertible Debt [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	408.00%
Expected remaining term	2 years		1 year 8 months 12 days
Risk-free interest rate	0.70%
Convertible Debt [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	216.00%
Expected remaining term	9 months 29 days		9 months 25 days
Risk-free interest rate	0.50%
Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	53.00%	399.00%	408.00%
Expected remaining term	5 years	2 years 3 months	3 years 3 months
Risk-free interest rate	0.40%	1.01%	1.63%
Expected dividend yield	0.00%	0.00%	0.00%